Debt (Convertible Notes) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010 Convertible Notes Exchange Offer [Member]	Dec. 31, 2011 Convertible Notes Exchange Offer [Member]	Dec. 31, 2010 Convertible Notes Exchange Offer [Member]	Jun. 30, 2011 Convertible Notes Exchange Offer [Member]	Mar. 31, 2011 Convertible Notes Exchange Offer [Member]	Dec. 31, 2011 Convertible Notes [Member]	Dec. 31, 2010 Convertible Notes [Member]	Dec. 31, 2009 Convertible Notes [Member]
Principal amount of note						$ 324,700,000	$ 200,000	$ 20,000,000			$ 345,000,000
Debt Instrument, Convertible, Effective Interest Rate									10.80%
Debt Instrument, Interest Rate, Stated Percentage									5.50%
Debt Instrument, Convertible, Conversion Ratio		116.198							116.198
Medium Term Notes, Redemption, Min Principal Amount Subject To Redemption										0
Debt Instrument, Convertible, Conversion Price	$ 8.61								$ 8.61
Discount on convertible notes, net of issuance costs and tax			41,000,000								69,000,000
Convertible Debt Exchange Cash Paid		52,000,000			3,100,000	52,000,000
Shares Issued For Exchange Of Convertible Notes, Number of Shares					2.3	37.7
Fair market value of common stock at settlement					47,400,000
Excess of the fair value of the liability component over carrying value				356,000,000				21,800,000
Carrying Value of Convertible Notes Exchanged		324,700,000		275,500,000	17,300,000
Loss related to extinguishment of debt	4,800,000	218,600,000	4,700,000		(4,800,000)	(87,200,000)
Equity component of convertible notes, reduction in stockholders' equity	(25,800,000)	(334,400,000)
Convertible notes outstanding	$ 100,000	$ 17,500,000